Condensed Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		50 Months Ended	56 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Mar. 31, 2012
Sales	$ 96,285	$ 0	$ 96,285	$ 0	$ 11,490	$ 0	$ 11,490	$ 107,775
Consulting Income	0	0	40,000	0	0	0	0	40,000
Cost of Goods Sold	(75,904)	0	(75,904)	0	(69,940)	0	(69,940)	(145,844)
Gross Profit	20,381	0	60,381	0	(58,450)	0	(58,450)	1,931
Operating Expenses
Professional fees	118,116	379,232	243,244	387,933	713,883	27,930	1,083,147	1,326,391
Research and development costs	42,500	17,649,999	42,500	17,649,999	17,649,999	0	17,649,999	17,692,499
Contribution Expense	100	0	100	0	100,000	0	100,000	100,100
Salary Expense	289,107	1,300	569,528	2,600	0	0	0	575,614
General and administrative	246,162	4,089	365,666	5,403	545,197	11,379	597,743	957,323
Total Operating Expenses	695,985	18,034,620	1,221,038	18,045,935	19,009,079	39,309	19,430,889	20,651,927
Loss from Operations	(675,604)	(18,034,620)	(1,160,657)	(18,045,935)	(19,067,529)	(39,309)	(19,489,339)	(20,649,996)
Other Expenses
Interest Income	641	0	1,687	0	1,693	0	1,693	3,380
Interest Expense	(6)	(56,412)	(60)	(62,824)	(64,780)	(25,513)	(106,411)	(106,471)
Total Other Income/(Expense)	635	(56,412)	1,627	(62,824)	(63,087)	(25,513)	(104,718)	(103,091)
LOSS BEFORE INCOME TAXES	(674,969)	(18,091,032)	(1,159,030)	(18,108,759)	(19,130,616)	(64,822)	(19,594,057)	(20,753,087)
Provision for Income Taxes	0	0	0	0	0	0	0	0
NET LOSS	$ (674,969)	$ (18,091,032)	$ (1,159,030)	$ (18,108,759)	$ (19,130,616)	$ (64,822)	$ (19,594,057)	$ (20,753,087)
Net Loss Per Share - Basic and Diluted	$ (0.06)	$ (2.51)	$ (0.10)	$ (2.54)	$ (2.03)	$ (0.01)
Weighted average number of shares outstanding during the year - Basic and Diluted	12,058,222	7,206,167	12,060,154	7,142,914	9,432,466	6,886,336		0